Operating lease and other commitments	6 Months Ended
Jun. 30, 2023
Operating lease and other commitments
Operating lease and other commitments
5.	Operating lease and other commitments

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the six months ended June 30, 2023 and year end of  December 31, 2022 respectively:

(amounts in dollars)	Total
Balances as of January 1, 2023	$158,384
Renewed office lease	-
Accumulated amortization	(109,438)
Balances as of June 30, 2023	$48,946

(amounts in dollars)	Total
Balances as of January 1, 2022	$383,969
Adjustment office lease	(4,040)
Accumulated amortization	(221,545)
Balances as of December 31, 2022	$158,384

The following table provides the changes in the Corporation’s operating lease liability for the six months ended June 30, 2023 and year end of 2022 respectively:

(amounts in dollars)	Total

Balances as of January 1, 2023	$172,942
Renewed office lease	-
Repayments of lease liability	(120,868)
Other	2,557
Balances as of June 30, 2023	$54,631
Lease liability due within one year	$54,631
Lease liability long term	$-

(amounts in dollars)	Total

Balances as of January 1, 2022	$391,459
Adjustment office lease	(4,040)
Repayments of lease liability	(229,503)
Other	15,026
Balances as of December 31, 2022	$172,942
Lease liability due within one year	$172,942
Lease liability long term	$-

We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 4.75% to 5.00% and the average remaining years for our lease are 0.21 years as of June 30, 2023.

The total future commitment payment amount for above lease is $55,042 comparing an outstanding lease liability of $54,631 as of June 30, 2023. The difference is due to interest expense.

The total future commitment payment amount for above lease is $175,910 comparing an outstanding lease liability of $172,942 as of December 31, 2022. The difference is due to interest expense.